Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards in Relation to the Release of Material Non-Public Information
We do not currently grant stock options or option-like equity awards as part of our executive compensation program; therefore, we do not currently have a formal practice or policy with respect to the grant of option or option-like awards. Grants under the LTIP are typically made in connection with the annual compensation cycle and are not granted mid-year when the Company could be in possession of material non-public information. During 2025, we did not time the disclosure of material nonpublic information to affect the value of other types of executive compensation awards granted to any service provider.

Award Timing Method	Grants under the LTIP are typically made in connection with the annual compensation cycle and are not granted mid-year when the Company could be in possession of material non-public information.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	During 2025, we did not time the disclosure of material nonpublic information to affect the value of other types of executive compensation awards granted to any service provider.
MNPI Disclosure Timed for Compensation Value	false